SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION
Schedule of segment revenues

Revenues were as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Services revenues	$ 62,196	$ 68,727	$ 68,599
Products revenues	4,832	6,254	3,537
Advertising and other revenues	23,199	28,285	28,867

Total revenues	$ 90,227	$ 103,266	$ 101,003

Schedule of geographic information for long-lived assets

Geographic information for long-lived assets, which consist of property and equipment and other assets, was as follows (in thousands):

	December 31,
	2015	2014
United States	$ 7,031	$ 9,506
India	227	228

Total long-lived assets	$ 7,258	$ 9,734